Deposits - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deposits [Abstract]
Weighted average interest rate	1.50%	1.23%
Certificates of deposit in amounts greater than $250,000	$ 40,000	$ 23,000
Annual interest expenses	$ 1,700	$ 891